Supplement to the John Hancock Equity Funds Prospectus
                 dated March 1, 2003 as revised October 1, 2003


John Hancock U.S. Global Leaders Growth Fund

On page 31, the "Portfolio Management" section has been changed as follows:

         SUBADVISER

         SUSTAINABLE GROWTH ADVISERS, LP

         RESPONSIBLE FOR DAY-TO-DAY INVESTMENT MANAGEMENT

         FOUNDED IN 2003

         SUPERVISED BY THE ADVISER


PORTFOLIO MANAGERS

Gordon M. Marchand, CFA,CIC
---------------------------
Managed fund since 1995
Principal of subadviser
Chief financial and operating officer of
 Yeager, Wood & Marshall, Inc. (1984-2003)
Began career in 1978

George P. Fraise
----------------
Joined fund team in 2000
Principal of subadviser
Executive vice president of
  Yeager, Wood & Marshall, Inc. (2000-2003)
Portfolio manager of Scudder Kemper Investments (1997-2000)
Began career in 1987

Robert L. Rohn
--------------
Joined fund team in 2003
Principal of subadviser
Chairman and Chief Executive Officer,
 W.P. Stewart, Inc. (1991-2003)
Began career in 1983


February 16, 2004

                            John Hancock Equity Funds
               Institutional Class I Supplement to the Prospectus
                 dated March 1, 2003 as revised October 1, 2003



John Hancock U.S. Global Leaders Growth Fund

On page 19, the "Portfolio Management" section has been changed as follows:

         SUBADVISER

         SUSTAINABLE GROWTH ADVISERS, LP

         RESPONSIBLE FOR DAY-TO-DAY INVESTMENT MANAGEMENT

         FOUNDED IN 2003

         SUPERVISED BY THE ADVISER


PORTFOLIO MANAGERS

Gordon M. Marchand, CFA,CIC
---------------------------
Managed fund since 1995
Principal of subadviser
Chief financial and operating officer of
 Yeager, Wood & Marshall, Inc. (1984-2003)
Began career in 1978

George P. Fraise
----------------
Joined fund team in 2000
Principal of subadviser
Executive vice president of
 Yeager, Wood & Marshall, Inc. (2000-2003)
Portfolio manager of Scudder Kemper Investments (1997-2000)
Began career in 1987

Robert L. Rohn
--------------
Joined fund team in 2003
Principal of subadviser
Chairman and Chief Executive Officer,
 W.P. Stewart, Inc. (1991-2003)
Began career in 1983


February 16, 2004

                      John Hancock Retirement Funds Class R
               Supplement to the Prospectus dated October 1, 2003


John Hancock U.S. Global Leaders Growth Fund

On page 19, the "Portfolio Management" section has been changed as follows:

         SUBADVISER

         SUSTAINABLE GROWTH ADVISERS, LP

         RESPONSIBLE FOR DAY-TO-DAY INVESTMENT MANAGEMENT

         FOUNDED IN 2003

         SUPERVISED BY THE ADVISER


PORTFOLIO MANAGERS

Gordon M. Marchand, CFA,CIC
Managed fund since 1995
Principal of subadviser
Chief financial and operating officer of
 Yeager, Wood & Marshall, Inc. (1984-2003)
Began career in 1978

George P. Fraise
----------------
Joined fund team in 2000
Principal of subadviser
Executive vice president of
 Yeager, Wood & Marshall, Inc. (2000-2003)
Portfolio manager of Scudder Kemper Investments (1997-2000)
Began career in 1987

Robert L. Rohn
--------------
Joined fund team in 2003
Principal of subadviser
Chairman and Chief Executive Officer,
 W.P. Stewart, Inc. (1991-2003)
Began career in 1983


February 16, 2004